Property, Plant and Equipment - Right-of-use assets (Details) - IFRS 16 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Addition to right-of use assets	$ 2,395	$ 11,247
Depreciation expense of right-of use assets	4,810	4,554	$ 2,619
Offices and Buildings
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 13,863	$ 16,660